FHLB Advances And Other Debt (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2018	Jun. 30, 2017	Dec. 31, 2018	Feb. 28, 2018	Dec. 31, 2017	Mar. 31, 2017
Amount available of FHLB			$ 68,269,000
Line of credit, borrowing capacity						$ 8,000,000
Line of credit, expiration date			Feb. 01, 2020
Line of credit outstanding			$ 0		$ 0
Unused line of credit			8,000,000		8,000,000
Line of credit, closed amount		$ 1,000,000,000
Third-Party Bank [Member]
Line of credit, borrowing capacity			$ 10,000,000	$ 6,000,000
Line of credit, increase	$ 2,000,000
Variable rate spread			0.75%
Line of credit outstanding			$ 6,000,000
Federal Reserve Bank Advances [Member]
Outstanding borrowings			0		$ 0
Debt instrument maximum borrowing capacity amount			$ 58,502,000